Schedule of inventories, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Finished goods				$ 55,321
Less: Provision for stock obsolescence			$ (3,765)	(4,841)	$ (1,079)
Finished goods				$ 50,480